Consolidated Statement of Income Parentheticals - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statement of Income
Total other-than-temporary impairment losses	$ (40)	$ (54)	$ (22)
Other-than-temporary impairment, credit losses recognized in net realized investment gains	(29)	(52)	(26)
Unrealized gains (losses) from other changes in total other-than-temporary impairments recognized in other comprehensive income (loss) as part of changes in net unrealized gains on investment securities having credit losses recognized in the consolidated statement of income	$ (11)	$ (2)	$ 4